International Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

Common Stocks (95.2%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (5.3%)
Cellnex Telecom SA	Spain	990,500	32,159
Deutsche Telekom AG	Germany	932,700	34,392
Liberty Global, Ltd. - Class A *	Belgium	83,000	1,003
Liberty Global, Ltd. - Class C *	Belgium	192,100	2,253
Millicom International Cellular SA	Guatemala	290,000	21,733
NetEase, Inc., ADR	China	77,800	8,709
Sunrise Communications AG - Class A *	Switzerland	26,019	1,552
Tencent Holdings, Ltd.	China	322,700	20,373

Total			122,174

Consumer Discretionary (9.2%)
adidas AG	Germany	70,521	11,113
Alibaba Group Holding, Ltd., ADR	China	270,200	33,899
Booking Holdings, Inc.	United States	9,150	38,524
Coupang, Inc. *	South Korea	1,826,300	34,481
Entain PLC	United Kingdom	1,762,500	13,309
Flutter Entertainment PLC *	United States	24,400	2,488
JD.com, Inc., ADR	China	463,600	13,709
Kering SA	France	44,600	13,487
Ollamani SAB *	Mexico	462,500	1,890
PDD Holdings, Inc., ADR *	China	115,600	11,812
Prosus NV *	China	308,800	14,116
Stellantis NV	United States	1,554,400	11,075
Yum China Holdings, Inc.	China	294,900	14,385

Total			214,288

Consumer Staples (6.6%)
Anheuser-Busch InBev SA/NV	Belgium	494,700	34,327
Beiersdorf AG	Germany	171,000	15,129
Danone SA	France	278,600	22,375
Diageo PLC	United Kingdom	952,000	17,688
Imperial Brands PLC	United Kingdom	840,000	34,188
Reckitt Benckiser Group PLC	United Kingdom	276,480	18,763
Wal-Mart de Mexico SAB de CV	Mexico	3,179,300	10,324

Total			152,794

Energy (6.7%)
BP PLC	United States	2,343,400	18,472
Suncor Energy, Inc.	Canada	791,300	52,313
TC Energy Corp.	Canada	325,400	20,370
TotalEnergies SE	France	696,400	64,301

Total			155,456

Financials (23.7%)
Aegon, Ltd.	United States	659,200	4,806
AIA Group, Ltd.	Hong Kong	2,918,300	32,784
Aon PLC	United States	85,600	27,630
Aviva PLC	United Kingdom	3,576,700	28,490
Axis Bank, Ltd.	India	2,539,400	32,245
Banco Santander SA	Spain	5,425,900	61,396
Barclays PLC	United Kingdom	10,267,200	54,103
BNP Paribas SA	France	789,400	75,199
Brookfield Corp.	Canada	575,000	23,270

Common Stocks (95.2%)	Country	Shares/ Par +	Value $ (000’s)
Financials continued
Credicorp, Ltd.	Peru	97,400	33,036
HDFC Bank, Ltd.	India	3,543,400	28,175
Julius Baer Group, Ltd.	Switzerland	258,000	19,012
London Stock Exchange Group PLC	United Kingdom	101,251	11,966
Prudential PLC	Hong Kong	2,635,773	36,757
UBS Group AG	Switzerland	1,229,500	47,820
Willis Towers Watson PLC	United States	76,000	22,093
XP, Inc. - Class A	Brazil	594,800	11,325

Total			550,107

Health Care (14.7%)
Bayer AG	Germany	819,900	37,274
BioNTech SE, ADR *	Germany	99,000	8,799
Fresenius Medical Care AG	Germany	546,728	24,325
GSK PLC	United States	2,804,200	76,905
Haleon PLC	United States	5,853,300	28,973
Koninklijke Philips NV	Netherlands	676,600	18,532
Novartis AG	United States	403,000	61,187
Novo Nordisk A/S - Class B	Denmark	499,100	18,391
Olympus Corp.	Japan	864,000	8,226
Roche Holding AG	United States	111,700	44,106
Sanofi SA	United States	141,300	13,629

Total			340,347

Industrials (10.4%)
Daikin Industries, Ltd.	Japan	142,000	17,227
Deutsche Post AG	Germany	468,500	24,161
Johnson Controls International PLC	United States	619,600	81,137
Mitsubishi Electric Corp.	Japan	894,700	29,219
Nidec Corp. *	Japan	983,200	12,374
Schneider Electric SE	United States	74,100	20,353
Smiths Group PLC	United Kingdom	712,000	21,686
Sunbelt Rentals Holdings, Inc.	United States	528,600	34,406

Total			240,563

Information Technology (9.8%)
Brother Industries, Ltd.	Japan	319,000	5,854
Infineon Technologies AG	Germany	841,000	36,952
Kyocera Corp.	Japan	1,141,000	17,639
Murata Manufacturing Co., Ltd.	Japan	847,500	19,002
SK Hynix, Inc.	South Korea	45,000	24,475
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,606,400	90,562
TE Connectivity PLC	Switzerland	152,000	31,771

Total			226,255

Materials (7.5%)
Akzo Nobel NV	Netherlands	532,100	30,535
Cemex SAB de CV, ADR	Mexico	2,611,105	29,871
DSM-Firmenich AG	Switzerland	45,617	3,258
Glencore PLC *	Australia	5,419,800	41,299
Holcim, Ltd. *	United States	182,500	15,144
International Flavors & Fragrances, Inc.	United States	300,000	21,765

International Equity Portfolio

Common Stocks (95.2%)	Country	Shares/ Par +	Value $ (000’s)
Materials continued
Linde PLC	United States	48,600	24,094
Mitsubishi Chemical Group Corp.	Japan	1,350,000	7,818

Total			173,784

Real Estate (1.2%)
CK Asset Holdings, Ltd.	Hong Kong	1,866,900	10,664
Daito Trust Construction Co., Ltd.	Japan	488,000	11,366
Hang Lung Group, Ltd.	Hong Kong	3,500,000	6,666

Total			28,696

Utilities (0.1%)
The Kansai Electric Power Co., Inc.	Japan	191,200	3,149

Total			3,149

Total Common Stocks (Cost: $1,723,185)			2,207,613

Preferred Stocks (3.4%)	Country	Shares/ Par +	Value $ (000’s)
Financials (2.6%)
Itau Unibanco Holding SA	Brazil	7,114,762	59,722

Total			59,722

Information Technology (0.8%)
Samsung Electronics Co., Ltd.	South Korea	251,500	20,025

Total			20,025

Total Preferred Stocks (Cost: $40,500)			79,747

Total Investments (98.6%) (Cost: $1,763,685)@			2,287,360

Other Assets, Less Liabilities (1.4%)			31,665

Net Assets (100.0%)			2,319,025

Investments by Country of Risk as a Percentage of Net Assets:
United States	23.6%
United Kingdom	8.6%
Germany	8.3%
France	7.6%
Japan	5.7%
China	5.0%
Other	39.8%

Total	98.6%

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Citibank NA	CNH	7,517	1,091	4/1/26	$5	$—	$5
Buy	Wells Fargo Bank NA	CNH	7,483	1,087	4/1/26	5	—	5
Buy	Barclays Bank PLC	CNH	11,000	1,597	4/2/26	4	—	4
Buy	Citibank NA	CNH	26,000	3,779	4/17/26	14	—	14
Sell	Citibank NA	CNH	15,000	2,178	4/1/26	—	(10)	(10)
Sell	Citibank NA	CNH	11,000	1,597	4/2/26	—	(4)	(4)
Sell	Bank of America NA	CNH	10,129	1,472	4/17/26	—	(31)	(31)
Sell	Citibank NA	CNH	5,071	737	4/17/26	—	(15)	(15)
Sell	UBS AG	CNH	58,370	8,484	4/17/26	—	(299)	(299)
Sell	HSBC Bank USA	CNH	22,611	3,288	4/24/26	—	(76)	(76)
Sell	HSBC Bank USA	CNH	36,375	5,298	5/15/26	—	(98)	(98)
Sell	State Street Bank And Trust Company	CNH	12,125	1,760	5/15/26	—	(32)	(32)
Sell	Bank of America NA	CNH	10,566	1,539	5/22/26	—	(36)	(36)
Sell	HSBC Bank USA	CNH	21,103	3,075	5/22/26	—	(72)	(72)
Sell	State Street Bank And Trust Company	CNH	10,553	1,533	5/22/26	—	(30)	(30)
Sell	HSBC Bank USA	CNH	47,404	6,916	6/12/26	—	(144)	(144)
Sell	JP Morgan Chase Bank NA	CNH	23,699	3,458	6/12/26	—	(72)	(72)
Sell	Bank of America NA	CNH	8,339	1,218	6/26/26	—	(27)	(27)
Sell	HSBC Bank USA	CNH	29,578	4,320	6/26/26	—	(91)	(91)
Sell	JP Morgan Chase Bank NA	CNH	14,822	2,165	6/26/26	—	(45)	(45)
Sell	HSBC Bank USA	CNH	13,599	1,988	7/10/26	—	(44)	(44)

International Equity Portfolio

Forward Foreign Currency Contracts

(continued)

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	JP Morgan Chase Bank NA	CNH	13,617	1,991	7/10/26	$—	$(44)	$(44)
Sell	HSBC Bank USA	CNH	13,829	2,022	7/17/26	—	(47)	(47)
Sell	UBS AG	CNH	27,591	4,035	7/17/26	—	(92)	(92)
Sell	HSBC Bank USA	CNH	196	28	8/14/26	—	—π	—π
Sell	UBS AG	CNH	224	32	8/14/26	—	—π	—π
Sell	Bank of America NA	CNH	8,333	1,223	9/11/26	—	(28)	(28)
Sell	Goldman Sachs Bank USA	CNH	8,333	1,223	9/11/26	—	(28)	(28)
Sell	UBS AG	CNH	16,690	2,449	9/11/26	—	(56)	(56)
Sell	Citibank NA	CNH	24,833	3,646	9/18/26	—	(86)	(86)
Sell	HSBC Bank USA	CNH	12,417	1,823	9/18/26	—	(43)	(43)
Sell	Morgan Stanley And Co. International PLC	CNH	12,417	1,823	9/18/26	—	(44)	(44)
Sell	Barclays Bank PLC	CNH	5,512	811	10/16/26	—	(24)	(24)
Sell	UBS AG	CNH	16,537	2,433	10/16/26	—	(72)	(72)
Sell	Citibank NA	CNH	12,332	1,817	11/6/26	—	(48)	(48)
Sell	HSBC Bank USA	CNH	6,718	990	11/6/26	—	(3)	(3)
Sell	JP Morgan Chase Bank NA	CNH	7,668	1,130	11/6/26	—	(30)	(30)
Sell	Bank of America NA	CNH	6,718	992	12/11/26	—	(3)	(3)
Sell	Citibank NA	CNH	25,587	3,778	12/11/26	—	(68)	(68)
Sell	State Street Bank And Trust Company	CNH	14,323	2,107	12/11/26	—	(7)	(7)
Sell	Citibank NA	CNH	34,440	5,094	1/8/27	—	(52)	(52)
Sell	Goldman Sachs Bank USA	CNH	14,324	2,119	1/8/27	—	(17)	(17)
Sell	HSBC Bank USA	CNH	6,718	994	1/8/27	—	(4)	(4)
Sell	Citibank NA	CNH	20,117	2,977	1/15/27	—	(39)	(39)
Sell	HSBC Bank USA	CNH	20,117	2,977	1/15/27	—	(38)	(38)
Sell	State Street Bank And Trust Company	CNH	15,099	2,226	1/15/27	—	(13)	(13)
Sell	Citibank NA	CNH	15,099	2,236	1/29/27	—	(21)	(21)
Sell	HSBC Bank USA	CNH	14,324	2,122	1/29/27	—	(19)	(19)
Sell	State Street Bank And Trust Company	CNH	15,099	2,227	1/29/27	—	(12)	(12)
Sell	Citibank NA	CNH	46,220	6,865	3/12/27	5	(1)	4
Sell	HSBC Bank USA	CNH	51,569	7,659	3/12/27	12	—	12
Sell	UBS AG	CNH	22,650	3,364	3/12/27	—	(1)	(1)
Buy	Bank of America NA	TWD	23,775	744	4/17/26	—	(10)	(10)
Buy	Citibank NA	TWD	22,000	689	4/17/26	—	(6)	(6)
Buy	UBS AG	TWD	30,000	939	4/17/26	—	(10)	(10)
Buy	HSBC Bank USA	TWD	27,600	864	4/24/26	—	(8)	(8)
Buy	Morgan Stanley And Co. International Plc	TWD	48,000	1,504	4/24/26	—	(12)	(12)
Buy	Citibank NA	TWD	31,000	972	5/15/26	—	(12)	(12)
Buy	UBS AG	TWD	55,067	1,727	5/15/26	—	(11)	(11)
Buy	Citibank NA	TWD	16,000	502	5/22/26	—	(5)	(5)
Buy	Morgan Stanley And Co. International Plc	TWD	58,004	1,820	5/22/26	—	(11)	(11)
Buy	Citibank NA	TWD	13,450	422	5/29/26	—	(4)	(4)
Buy	HSBC Bank USA	TWD	28,009	880	5/29/26	—	(18)	(18)
Buy	Morgan Stanley And Co. International Plc	TWD	27,991	879	5/29/26	—	(16)	(16)
Buy	HSBC Bank USA	TWD	27,500	864	6/5/26	—	(12)	(12)
Buy	Morgan Stanley And Co. International Plc	TWD	35,880	1,127	6/5/26	—	(10)	(10)
Buy	UBS AG	TWD	27,500	864	6/5/26	—	(12)	(12)
Buy	Bank of America NA	TWD	4,999	157	6/12/26	—	(1)	(1)
Buy	Morgan Stanley And Co. International Plc	TWD	28,000	880	6/12/26	—	(16)	(16)

International Equity Portfolio

Forward Foreign Currency Contracts

(continued)

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	JP Morgan Chase Bank NA	TWD	27,500	865	6/26/26	$—	$(6)	$(6)
Buy	UBS AG	TWD	55,000	1,730	6/26/26	—	(12)	(12)
Buy	Citibank NA	TWD	9,000	283	7/10/26	—	(2)	(2)
Buy	HSBC Bank USA	TWD	12,770	402	7/10/26	—	(3)	(3)
Buy	HSBC Bank USA	TWD	55,000	1,733	7/17/26	—	(10)	(10)
Buy	UBS AG	TWD	41,000	1,292	7/17/26	—	(5)	(5)
Buy	HSBC Bank USA	TWD	30,000	945	7/24/26	—	(4)	(4)
Buy	Morgan Stanley And Co. International Plc	TWD	27,498	867	7/24/26	—	(6)	(6)
Buy	HSBC Bank USA	TWD	30,473	961	8/7/26	—	(5)	(5)
Buy	Morgan Stanley And Co. International Plc	TWD	60,529	1,909	8/7/26	—	(17)	(17)
Buy	HSBC Bank USA	TWD	56,499	1,784	8/28/26	—	(10)	(10)
Buy	Citibank NA	TWD	50,068	1,583	9/11/26	—	(6)	(6)
Buy	State Street Bank And Trust Company	TWD	12,932	409	9/11/26	—	(4)	(4)
Buy	UBS AG	TWD	23,000	727	9/11/26	—	(4)	(4)
Buy	Citibank NA	TWD	48,000	1,518	9/18/26	—	(7)	(7)
Buy	UBS AG	TWD	21,000	664	9/18/26	—	(1)	(1)
Buy	UBS AG	TWD	12,248	389	11/13/26	—	(5)	(5)
Sell	HSBC Bank USA	TWD	36,350	1,138	4/17/26	133	—	133
Sell	JP Morgan Chase Bank NA	TWD	13,200	413	4/17/26	9	—	9
Sell	UBS AG	TWD	26,225	821	4/17/26	33	—	33
Sell	HSBC Bank USA	TWD	75,600	2,368	4/24/26	196	—	196
Sell	UBS AG	TWD	86,067	2,700	5/15/26	329	—	329
Sell	Citibank NA	TWD	24,665	774	5/22/26	111	—	111
Sell	HSBC Bank USA	TWD	49,338	1,548	5/22/26	216	—	216
Sell	HSBC Bank USA	TWD	23,181	728	5/29/26	129	—	129
Sell	JP Morgan Chase Bank NA	TWD	23,145	727	5/29/26	121	—	121
Sell	UBS AG	TWD	23,124	726	5/29/26	128	—	128
Sell	JP Morgan Chase Bank NA	TWD	22,716	714	6/5/26	110	—	110
Sell	UBS AG	TWD	68,164	2,142	6/5/26	341	—	341
Sell	HSBC Bank USA	TWD	11,000	346	6/12/26	45	—	45
Sell	UBS AG	TWD	21,999	692	6/12/26	92	—	92
Sell	JP Morgan Chase Bank NA	TWD	20,648	650	6/26/26	98	—	98
Sell	UBS AG	TWD	61,852	1,947	6/26/26	289	—	289
Sell	Citibank NA	TWD	21,770	685	7/10/26	50	—	50
Sell	Bank of America NA	TWD	23,988	756	7/17/26	110	—	110
Sell	Barclays Bank PLC	TWD	24,000	756	7/17/26	111	—	111
Sell	Citibank NA	TWD	24,000	756	7/17/26	106	—	106
Sell	HSBC Bank USA	TWD	24,012	756	7/17/26	109	—	109
Sell	Citibank NA	TWD	35,250	1,111	7/24/26	120	—	120
Sell	Standard Chartered Bank	TWD	22,248	701	7/24/26	83	—	83
Sell	Citibank NA	TWD	91,002	2,870	8/7/26	291	—	291
Sell	HSBC Bank USA	TWD	28,250	892	8/28/26	67	—	67
Sell	Standard Chartered Bank	TWD	28,250	892	8/28/26	67	—	67
Sell	Bank of America NA	TWD	21,493	679	9/11/26	62	—	62
Sell	Citibank NA	TWD	21,500	680	9/11/26	65	—	65
Sell	UBS AG	TWD	43,007	1,359	9/11/26	126	—	126
Sell	Bank of America NA	TWD	23,000	727	9/18/26	74	—	74
Sell	Citibank NA	TWD	23,000	727	9/18/26	73	—	73
Sell	State Street Bank And Trust Company	TWD	23,000	727	9/18/26	67	—	67
Sell	Barclays Bank PLC	TWD	12,248	389	11/13/26	19	—	19

						$4,025	$(2,347)	$1,678

International Equity Portfolio

	Financial Derivative Assets (000’s)				Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	$4,025	—	$4,025	$(2,347)	—	—	$(2,347)

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,763,685 and the net unrealized appreciation of investments based on that cost was $525,353 which is comprised of $658,410 aggregate gross unrealized appreciation and $133,057 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

π	Amount is less than one thousand.

International Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2026.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

		(Amounts in thousands)

Assets:
Common Stocks
Communication Services	$33,698	$88,476	$—
Consumer Discretionary	151,188	63,100	—
Consumer Staples	10,324	142,470	—
Energy	72,683	82,773	—
Financials	117,354	432,753	—
Health Care	8,799	331,548	—
Industrials	115,543	125,020	—
Information Technology	31,771	194,484	—
Materials	75,730	98,054	—
All Others	—	31,845	—
Preferred Stocks
Financials	59,722	—	—
Information Technology	—	20,025	—
Other Financial Instruments^
Forward Foreign Currency Contracts	—	4,025	—

Total Assets:	$676,812	$1,614,573	$—

Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts	—	(2,347)	—

Total Liabilities:	$—	$(2,347)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
BRL-CDI	Brazil Interbank Deposit Rate
CAONREPO	Canadian Overnight Repo Rate Average
JIBAR	Johannesburg Interbank Agreed Rate
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
KZT	Kazakhstani Tenge
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
PYG	Paraguayan Guarani
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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